Risk management, funding and liquidity risk and market risk - Liquid assets (Details) - Liquidity risk - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Financial assets
Available liquid assets	$ 257,770	$ 227,553
Average
Financial assets
Available liquid assets	255,811	209,386
On-balance sheet assets
Financial assets
Available liquid assets	194,058	160,943
On-balance sheet assets | Average
Financial assets
Available liquid assets	192,524	143,828
Cash
Financial assets
Available liquid assets	104,954	70,381
Cash | Average
Financial assets
Available liquid assets	102,520	42,862
Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	12,806	6,940
Trading securities and financial assets measured at FVIS | Average
Financial assets
Available liquid assets	13,867	10,436
Investment securities
Financial assets
Available liquid assets	76,075	83,032
Investment securities | Average
Financial assets
Available liquid assets	76,006	90,248
Other financial assets
Financial assets
Available liquid assets	223	590
Other financial assets | Average
Financial assets
Available liquid assets	121	282
Assets held for sale | Average
Financial assets
Available liquid assets	10
Loans
Financial assets
Available liquid assets	63,712	66,610
Loans | Average
Financial assets
Available liquid assets	63,287	65,558
Parent Entity
Financial assets
Available liquid assets	234,569	203,437
Parent Entity | Average
Financial assets
Available liquid assets	231,709	186,073
Parent Entity | On-balance sheet assets
Financial assets
Available liquid assets	176,170	144,961
Parent Entity | On-balance sheet assets | Average
Financial assets
Available liquid assets	174,514	129,798
Parent Entity | Cash
Financial assets
Available liquid assets	94,992	61,881
Parent Entity | Cash | Average
Financial assets
Available liquid assets	92,273	36,134
Parent Entity | Trading securities and financial assets measured at FVIS
Financial assets
Available liquid assets	10,941	5,332
Parent Entity | Trading securities and financial assets measured at FVIS | Average
Financial assets
Available liquid assets	11,859	8,703
Parent Entity | Investment securities
Financial assets
Available liquid assets	70,019	77,673
Parent Entity | Investment securities | Average
Financial assets
Available liquid assets	70,308	84,765
Parent Entity | Other financial assets
Financial assets
Available liquid assets	218	75
Parent Entity | Other financial assets | Average
Financial assets
Available liquid assets	74	196
Parent Entity | Loans
Financial assets
Available liquid assets	58,399	58,476
Parent Entity | Loans | Average
Financial assets
Available liquid assets	$ 57,195	$ 56,275